Commitments and contingencies - Additional Information (Details)	Dec. 31, 2022 USD ($) Containership	Dec. 31, 2021 USD ($) Containership
Other Commitments [Line Items]
Operating lease liabilities to be paid	$ 581,600,000	$ 791,200,000
Number of containerships to be build under purchase order | Containership	58	67
Mobile Power Generation
Other Commitments [Line Items]
Letters of credit outstanding	$ 10,350,000	$ 10,350,000
Vessels
Other Commitments [Line Items]
Operating lease liabilities to be paid	571,908,000
Other leases
Other Commitments [Line Items]
Operating lease liabilities to be paid	$ 9,707,000